Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 354,859	$ 227,846	$ 297,237
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(67,529)	(190,358)	79,293
Unrealized gain (loss) on available-for-sale investments, net of tax effect of US$8,825, US$3,463 and US$60 for the years ended May 31, 2018, 2019 and 2020, respectively	(748)	19,483	129,545
Other comprehensive income (loss), net of tax	(68,277)	(170,875)	208,838
Comprehensive income	286,582	56,971	506,075
Comprehensive income (loss) attributable to non-controlling interests	(58,891)	(11,130)	4,220
Comprehensive income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 345,473	$ 68,101	$ 501,855